Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
Disclosure Accrued Expenses [Abstract]
Accrued payroll	$ 4,305	$ 3,790
Accrued bonus	2,219	4,465
Accrued vacation	959	1,396
Accrued insurance	6,903	6,488
Accrued newsprint	0	45
Accrued other	11,872	11,441
Total accrued expenses	$ 26,258	$ 27,625